Note 2 - Significant Accounting Policies (Details) - Other Fixed Assets, Useful Life	12 Months Ended
Dec. 31, 2012
Automobiles [Member]
Note 2 - Significant Accounting Policies (Details) - Other Fixed Assets, Useful Life [Line Items]
Useful lives	6 years
Office Equipment [Member]
Note 2 - Significant Accounting Policies (Details) - Other Fixed Assets, Useful Life [Line Items]
Useful lives	5 years
Furniture and Fixtures [Member]
Note 2 - Significant Accounting Policies (Details) - Other Fixed Assets, Useful Life [Line Items]
Useful lives	5 years
Computer Equipment [Member]
Note 2 - Significant Accounting Policies (Details) - Other Fixed Assets, Useful Life [Line Items]
Useful lives	3 years